Investments - Summary of investments in associates and joint ventures (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		R$ 65,796	R$ 55,081
CCLA Holdings [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Investments accounted for using equity method		R$ 52,948	R$ 46,448
Mexican Associates [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		10,240	8,633
Real Estate Manual Montt Rentas SpA [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		903	0
Investments accounted for using equity method [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		65,796
Share of profit (loss) of associates and joint ventures accounted for using equity method		R$ 1,067
Investments accounted for using equity method [member] | CCLA Holdings [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Name of reporting entity or other means of identification		CCLA Holdings Development and Property
Country of incorporation	[1]	Spain
Proportion of ownership interest in joint venture	[1]	50.00%
Description of nature of entity's relationship with joint venture	[1]	Joint venture
Investments in joint ventures accounted for using equity method	[1]		52,948
Share of profit (loss) of joint ventures accounted for using equity method	[1]	R$ 9,610
Investments accounted for using equity method [member] | Management SL [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Name of reporting entity or other means of identification		Management SL (“CCLA Holdings
Investments accounted for using equity method [member] | CCLA SMA I Operator [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Name of reporting entity or other means of identification		CCLA SMA I Operator, Ltd
Country of incorporation	[1]	Cayman
Proportion of ownership interest in joint venture	[1]	50.00%
Description of nature of entity's relationship with joint venture	[1]	Joint venture
Investments in joint ventures accounted for using equity method	[1]	R$ 1,705
Share of profit (loss) of joint ventures accounted for using equity method	[1]	R$ 7,564
Investments accounted for using equity method [member] | Mexican Associates [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Name of reporting entity or other means of identification		Mexican associates’ entities
Country of incorporation	[2]	Mexico
Description of nature of entity's relationship with associate	[2]	Associate
Investments in associates accounted for using equity method	[2]		R$ 10,240
Share of profit (loss) of associates accounted for using equity method	[2]	R$ 979
Investments accounted for using equity method [member] | Real Estate Manual Montt Rentas SpA [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Name of reporting entity or other means of identification		Real Estate Manual Montt Rentas SpA
Country of incorporation		Chile
Proportion of ownership interest in associate		75.00%
Description of nature of entity's relationship with associate		Associate
Investments in associates accounted for using equity method		R$ 902
Share of profit (loss) of associates accounted for using equity method		R$ 0

[1]	Joint Venture relationships with CIM Group. There is no control over these investments.
[2]	Investments in Mexican associates comprise regulatory investment required to Compass Investment de México S.A. de C.V. Mexican associates do not have control over these investments. The ownership of these associates may vary from 0.04% to 1.89%.